Net Loss Per Share - Summary of Computation of Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share Basic And Diluted [Abstract]
Net loss	$ (6,544)	$ (4,555)	$ (14,722)	$ (9,750)	$ (24,097)	$ (22,854)
Weighted-average number of shares outstanding - basic and diluted	17,052,088	16,443,379	16,787,919	16,440,192	16,454,083
Net loss per common share - basic and diluted	$ (0.38)	$ (0.28)	$ (0.88)	$ (0.59)	$ (1.46)
Less: decrease in change in fair value of warrant liabilities	$ (22)	$ (4,885)	$ (261)	$ (7,706)	$ (8,212)	(4,617)
Net loss available to common shareholders						$ (27,471)
Weighted-average number of shares outstanding:
Basic					16,454,083	14,372,174
Effect of dilutive securities:
Common stock warrants						246,802
Dilutive potential common shares						14,618,976
Net loss per common share:
Basic					$ (1.46)	$ (1.59)
Diluted					$ (1.46)	$ (1.88)